Intangible Assets - Schedule of Intangible Assets (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Net book value of intangible assets	$ 47,474	$ 41,245	$ 37,608	$ 20,402
Provision for impairment of intangible assets	(4,460)	(2,126)	(429)
Total	$ 43,014	$ 39,119	$ 37,179